Summary of Significant Accounting Policies - Schedule of Compute Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock [Member]
Schedule of Compute Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income	$ (2,648,946)	$ 1,090,138
Weighted average shares outstanding	11,243,598	18,239,497
Basic net (loss) income per common share	$ (0.24)	$ 0.06
Diluted net (loss) income per common share	$ (0.24)	$ 0.06
Class B Common Stock [Member]
Schedule of Compute Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income		$ 249,366
Weighted average shares outstanding		4,172,236
Basic net (loss) income per common share		$ 0.06
Diluted net (loss) income per common share		$ 0.06